Long-term Investments (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 11, 2020	Jul. 21, 2021	Nov. 30, 2019	May 24, 2019	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Long Term Investment [Line Items]
Long-term investments					$ 2,492	$ 3,209
Receivable on conversion of Inner Spirit Holdings Shares					2,698	0
Fire & Flower Holdings Corp. common shares
Disclosure Of Long Term Investment [Line Items]
Conversion of debt, shares issued	319,377		1,000,000
Conversion of debt, converted amount			$ 800
Conversion rate of convertible debentures			$ 0.80
Conversion of debt, fair value of shares issued			$ 920
Fair value of convertible debentures settlement	$ 1,232
Shares held					1,319,377	$ 1,319,377
Long-term investments					$ 1,227
Share price					$ 0.93	$ 0.98
Inner Spirit common shares
Disclosure Of Long Term Investment [Line Items]
Shares held						$ 8,994,500
Long-term investments						$ 1,260
Number of common shares obtained				15,000,000
Fair value of investments				$ 2,850
Number of common shares disposed						6,005,500
Gain on disposal of common shares						$ 24
Share price						$ 0.14
Inner Spirit common shares | Minimum
Disclosure Of Long Term Investment [Line Items]
Share price						0.09
Inner Spirit common shares | Maximum
Disclosure Of Long Term Investment [Line Items]
Share price						$ 0.15
Sundial Growers Inc
Disclosure Of Long Term Investment [Line Items]
Consideration per common share in cash		$ 0.30
Consideration per common share paid in shares		$ 0.0835
Number of common shares obtained		751,041
Receivable on conversion of Inner Spirit Holdings Shares		$ 2,698
Share price		$ 0.87			$ 0.82